UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2007

                    Precious Metals and Minerals Fund



[LOGO OF USAA]
    USAA(R)

                       USAA PRECIOUS METALS and MINERALS Fund



                      1st QUARTER Portfolio of Investments


                                 August 31, 2007


                                                                     (Form N-Q)
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                      of INVESTMENTS


USAA PRECIOUS METALS AND MINERALS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (97.0%)

               COMMON STOCKS (96.9%)
               GOLD (74.9%)
               AUSTRALIAN GOLD COMPANIES (7.7%)
       600,000 Australian Solomons Gold Ltd. (acquired 8/23/2006; cost $707)*(a)            $         724
    14,500,000 Lihir Gold Ltd.*(b)                                                                 36,984
       400,000 Newcrest Mining Ltd.(b)                                                              8,142
     2,600,000 Sino Gold Ltd.*(b),(c)                                                              13,112
                                                                                          ---------------
                                                                                                   58,962
                                                                                          ---------------
               EUROPEAN GOLD COMPANIES (3.2%)
     1,000,000 Randgold Resources Ltd. ADR(c)                                                      23,950
                                                                                          ---------------
               NORTH AMERICAN GOLD COMPANIES (59.5%)
     1,200,000 Agnico-Eagle Mines Ltd.(c)                                                          53,340
       750,000 American Bonanza Gold Corp. (acquired 10/07/2003; cost $632)*(a)                       124
     1,000,000 Anatolia Minerals Development Ltd.*                                                  5,293
     3,100,000 Aurizon Mines Ltd.*                                                                  9,570
     2,000,000 Axmin, Inc. (acquired 12/06/2006; cost $1,647)*(a)                                   1,837
     1,100,000 Barrick Gold Corp.(c)                                                               35,772
     1,200,000 Centerra Gold, Inc.*                                                                10,079
     4,900,000 Eldorado Gold Corp.*                                                                24,175
     1,900,000 Gammon Gold, Inc.*                                                                  14,952
       650,000 Gold Fields Ltd. ADR                                                                 9,854
     2,300,000 Goldcorp, Inc.(c)                                                                   54,211
     3,000,000 IAMGOLD Corp.                                                                       19,972
     3,050,000 Jinshan Gold Mines, Inc. (acquired 12/07/2005-6/20/2007; cost $1,568)*(a)            5,632
     3,200,000 Kinross Gold Corp.*                                                                 39,151
     1,300,000 Meridian Gold, Inc.*                                                                36,101
       200,000 Metallic Ventures Gold, Inc. (acquired 12/10/2002; cost $385)*(a)                      391
     1,400,000 Metallica Resources, Inc.*                                                           5,714
       965,000 Minefinders Corp. Ltd.*                                                              8,517
     2,050,000 Miramar Mining Corp.*                                                                9,008
       850,000 Newmont Mining Corp.(c)                                                             35,921
       375,000 Northern Star Mining Corp. (acquired 5/05/2006; cost: $373)*(a)                        330
    10,000,000 Peak Gold Ltd.*                                                                      4,735
     1,175,000 Red Back Mining, Inc.*                                                               6,231
       180,000 Red Back Mining, Inc. Special Warrants (acquired 4/27/2007; cost
               $870)*(a),(b),(d)                                                                      931
       720,000 Red Back Mining, Inc. Subscription Receipts (acquired 4/27/2007; cost
               $3,480)*(a),(b),(d)                                                                  3,723
       800,000 Royal Gold, Inc.(c)                                                                 22,208
     2,300,000 Semafo, Inc.*                                                                        3,289
     3,000,000 Yamana Gold, Inc.                                                                   33,180
                                                                                          ---------------
                                                                                                  454,241
                                                                                          ---------------
               SOUTH AMERICAN GOLD COMPANIES (4.5%)
       900,000 Compania de Minas Buenaventura S.A. ADR                                             34,407
                                                                                          ---------------
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USAA PRECIOUS METALS AND MINERALS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               Total Gold (cost: $369,742)                                                $       571,560
                                                                                          ---------------
               BASE METALS (5.9%)
       500,000 Freeport-McMoRan Copper & Gold, Inc. "B"                                            43,710
       594,100 Nautilus Minerals, Inc. (acquired 2/02/2007; cost $2,180)*(a)                        1,738
                                                                                          ---------------
               Total Base Metals (cost: $27,697)                                                   45,448
                                                                                          ---------------
               DIAMONDS (1.2%)
       270,000 Aber Diamond Corp. (cost  $3,347)                                                    9,627
                                                                                          ---------------
               PLATINUM GROUP METALS (11.4%)
       250,000 Anglo Platinum Ltd.                                                                 33,409
     1,400,000 Impala Platinum Holdings Ltd.                                                       41,596
       190,000 Lonmin plc                                                                          11,918
                                                                                          ---------------
               Total Platinum Group Metals (cost: $23,609)                                         86,923
                                                                                          ---------------
               SILVER (3.5%)
     2,100,000 Hecla Mining Co.*                                                                   15,750
       300,000 Mines Management, Inc.*(c)                                                             903
       400,000 Pan American Silver Corp.*                                                           9,972
                                                                                          ---------------
               Total Silver (cost: $21,219)                                                        26,625
                                                                                          ---------------
               Total Common Stocks (cost: $445,614)                                               740,183
                                                                                          ---------------

               WARRANTS (0.1%)
               GOLD (0.1%)
               AUSTRALIAN GOLD COMPANIES (0.0%)
       300,000 Australian Solomons Gold Ltd. (acquired 8/23/2006; cost $32)*(a)                        85
                                                                                          ---------------
               NORTH AMERICAN GOLD COMPANIES (0.1%)
     1,350,000 Glencairn Gold Corp. (acquired 2/24/2004; cost $267)*(a)                                58
        60,000 Metallic Ventures Gold, Inc. (acquied 3/18/2004; cost $0)*(a)                           10
        85,250 Metallica Resources, Inc. (acquired 1/19/2007; cost $0)*(a),(b)                         --
       187,500 Northern Star Mining Corp. (acquired 5/05/2006; cost $0)*(a),(b)                        --
       930,000 Peak Gold Ltd.*                                                                        167
                                                                                          ---------------
                                                                                                      235
                                                                                          ---------------
               Total Gold (cost: $533)                                                                320
                                                                                          ---------------
               BASE METALS (0.0%)
       297,050 Nautilus Minerals, Inc. (acquired 2/20/2007; cost $0)*(a),(b)                           --
        55,000 New Gold, Inc.*                                                                          8
                                                                                          ---------------
               Total Base Metals (cost: $50)                                                            8
                                                                                          ---------------
               SILVER (0.0%)
       150,000 Mines Management, Inc.* (cost  $0)                                                     165
                                                                                          ---------------
               Total Warrants (cost: $583)                                                            493
                                                                                          ---------------
               Total Equity Securities
               (cost: $446,197)                                                                   740,676
                                                                                          ---------------
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USAA PRECIOUS METALS AND MINERALS FUND
August 31, 2007 (unaudited)


                                                                                                   MARKET
    PRINCIPAL                                                                                       VALUE
     AMOUNT    SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (2.8%)

               COMMERCIAL PAPER (2.8%)
    $   21,749 UBS Finance Delaware, LLC, 5.15%, 9/04/2007 (cost: $21,740)                   $    21,740
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (6.4%)

               CORPORATE OBLIGATIONS (0.7%)
         5,000 Bank of America, N.A., Notes, 5.43% (e), 6/13/2008                                   5,001
                                                                                          ---------------

               REPURCHASE AGREEMENTS (5.6%)
        12,000 Credit Suisse First Boston LLC, 5.25%, acquired on 8/31/2007 and due
                     9/04/2007 at $12,000 (collateralized by $12,490 of Freddie Mac
                     Discount Notes(g), 5.05%(f), due 1/28/2008; market value $12,240)             12,000
        18,000 Deutsche Bank Securities, Inc., 5.30%, acquired on 8/31/2007 and due
                     9/04/2007 at $18,000 (collateralized by $18,408 of Fannie
                     Mae Discount Notes (g), 5.44% (f), due 9/19/2007; market
                     value $18,360)                                                                18,000
         9,000 Lehman Brothers, Inc., 5.20%, acquired on 8/31/2007 and due 9/04/2007 at $9,000 (collateralized by $9,220 of Fannie Mae Notes (g),
                     3.88%, due 7/15/2008; market value $9,181)                                     9,000
         3,500 Morgan Stanley & Co., Inc., 5.25%, acquired on 8/31/2007 and due
                     9/04/2007 at $3,500 (collateralized by $3,600 of Fannie Mae
                     Discount Notes (g), 5.45% (f), due 10/31/2007; market value
                     $3,570)                                                                        3,500
                                                                                          ---------------
               Total Repurchase Agreements                                                         42,500
                                                                                          ---------------

       NUMBER
    OF SHARES
---------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.1%)
     1,014,809 AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.34%(h)                      1,015
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $48,515)                                                                     48,516
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $516,451)                                            $    810,932
                                                                                          ===============

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USAA PRECIOUS METALS AND MINERALS FUND
August 31, 2007 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an
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USAA PRECIOUS METALS AND MINERALS FUND
August 31, 2007 (unaudited)

assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by
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USAA PRECIOUS METALS AND MINERALS FUND
August 31, 2007 (unaudited)


obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2007, was approximately $47,392,000.

D. As of August 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2007, were $307,389,000 and $12,908,000, respectively, resulting in net unrealized appreciation of $294,481,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $763,461,000 at August 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 81.5% of net assets at August 31, 2007.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

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USAA PRECIOUS METALS AND MINERALS FUND
August 31, 2007 (unaudited)


SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2007, was $15,583,000, which represented 2.0% of the Fund's net assets.
(b) Security was fair valued at August 31, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c)     The security or a portion thereof was out on loan as of August 31, 2007.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2007.
(f) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(g) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(h) Rate represents the money market fund annualized seven-day yield at August 31, 2007.
* Non-income-producing security for the 12 months preceding August 31, 2007.

48049-1007                          (copyright)2007, USAA. All rights reserved



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    OCTOBER 25, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    OCTOBER 26, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    OCTOBER 26, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.